Equity Transactions - Schedule of Value of Options (Details) (USD $)	0 Months Ended		1 Months Ended	3 Months Ended
	Mar. 10, 2014	Dec. 11, 2013	Oct. 29, 2013	Jun. 30, 2014 Stock Option #1	Jun. 30, 2014 Stock Option #2	Jun. 30, 2014 Stock Option #3	Jun. 30, 2014 Stock Option #4	Jun. 30, 2014 Stock Option #5
Date				Sep. 06, 2013	Feb. 07, 2014	Mar. 14, 2014	May 07, 2014	Jul. 25, 2014
Options				41,003,280	1,500,000	5,000,000	3,500,000	750,000
Stock price on grant date	$ 0.02	$ 0.02	$ 0.30	$ 0.02	$ 0.02	$ 0.30	$ 0.12	$ 0.07
Exercise price	$ 0.50	$ 0.50	$ 0.50	$ 0.0191984	$ 0.0191984	$ 0.30	$ 0.12	$ 0.06
Expected life	1 year	1 year	1 year	10 years	10 years	10 years	10 years	10 years
Volatility	65.00%	64.00%	147.00%	76.00%	74.00%	74.00%	73.00%	88.00%
Risk-free rate	0.13%	0.11%	0.12%	2.94%	2.71%	2.65%	2.56%	2.53%
Calculated value				$ 663,307	$ 23,825	$ 1,182,141	$ 315,772	$ 45,109